Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 24, 2021
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2021
Prospectus Date	rr_ProspectusDate	Mar. 24, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KCNY
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBND